LEASE LIABILITIES (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease Liabilities
Contract less than 12 months		R$ 880	R$ 3,746
Lower Assets value	R$ 13,161	11,455	14,986
Variable lease payments	355,769	355,359	411,996
Total	R$ 368,930	R$ 367,694	R$ 430,728